Capital Stock (Details) - Surfside Acquisition Inc. [Member] - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capital Stock [Line Items]
Preferred stock shares, authorized	10,000,000		10,000,000			10,000,000
Preferred stock shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001			$ 0.0001
Preferred stock shares issued
Preferred stock shares outstanding
Common stock shares, authorized	50,000,000		50,000,000			50,000,000
Common stock shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001			$ 0.0001
Common stock shares, issued	5,000,000		5,000,000			5,000,000
Common stock, shares outstanding	5,000,000		5,000,000			5,000,000
Common stock value (in Dollars)	$ 500		$ 500			$ 500
Common Stock [Member]
Capital Stock [Line Items]
Common stock shares, authorized			50,000,000
Common stock shares, par value (in Dollars per share)			$ 0.0001			$ 0.0001
Common stock shares, issued			5,000,000			5,000,000
Common stock, shares outstanding	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Common stock value (in Dollars)			$ 500